6. Business Concentrations and Risk (Details Narrative)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
One Customer [Member] | Accounts Receivable [Member]
Concentration risk percentage	22.00%	22.00%	98.00%
One Vendor [Member] | Accounts Payable [Member]
Concentration risk percentage	13.00%	95.00%	92.00%